SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment reporting information
Revenue	$ 724,455	$ 756,872	$ 799,411	$ 742,249	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 3,022,987	$ 2,800,933	$ 2,059,444
Adjusted EBITDA									598,303	497,445	365,126
Segment Assets	2,114,025				1,706,770				2,114,025	1,706,770
Capital expenditures									80,311	51,201	39,954
Reconciliation of Adjusted EBITDA to operating income (loss) for the entity's reportable segments [Abstract]
Non-Cash Compensation Expense									(53,005)	(85,625)	(88,588)
Depreciation									(58,909)	(52,481)	(56,719)
Amortization of Intangibles									(59,843)	(35,771)	(22,057)
Acquisition-related contingent consideration fair value adjustments									(343)	0	0
Operating income	112,952	122,004	106,696	84,551	85,294	78,033	97,476	62,765	426,203	323,568	197,762
Reconciliation of segment assets to total assets
Segment Assets	2,114,025				1,706,770				2,114,025	1,706,770
Goodwill	1,675,323				1,616,154				1,675,323	1,616,154	1,358,524
Indefinite-Lived Intangible Assets	376,329				378,964				376,329	378,964
Definite-Lived Intangible Assets	69,007				103,940				69,007	103,940
TOTAL ASSETS	4,234,684				3,805,828				4,234,684	3,805,828
Search & Applications
Segment reporting information
Revenue									1,604,950	1,465,795	1,040,507
Adjusted EBITDA									385,851	328,141	230,464
Segment Assets	409,116				355,159				409,116	355,159
Capital expenditures									22,215	15,320	8,698
Reconciliation of Adjusted EBITDA to operating income (loss) for the entity's reportable segments [Abstract]
Non-Cash Compensation Expense									(3)	(34)	202
Depreciation									(18,177)	(14,995)	(25,484)
Amortization of Intangibles									(27,554)	(7,468)	(1,176)
Operating income									340,117	305,644	204,006
Reconciliation of segment assets to total assets
Segment Assets	409,116				355,159				409,116	355,159
Goodwill	738,062				723,650				738,062	723,650	526,444
Indefinite-Lived Intangible Assets	195,805				197,304				195,805	197,304
Definite-Lived Intangible Assets	40,550				64,457				40,550	64,457
TOTAL ASSETS	1,383,533				1,340,570				1,383,533	1,340,570
The Match Group
Segment reporting information
Revenue									805,390	714,222	519,195
Adjusted EBITDA									266,949	236,778	163,985
Segment Assets	341,377				227,755				341,377	227,755
Capital expenditures									19,997	19,853	17,447
Reconciliation of Adjusted EBITDA to operating income (loss) for the entity's reportable segments [Abstract]
Non-Cash Compensation Expense									(1,122)	(2,818)	(1,642)
Depreciation									(20,203)	(16,339)	(10,780)
Amortization of Intangibles									(17,126)	(17,455)	(17,077)
Acquisition-related contingent consideration fair value adjustments									(343)
Operating income									228,155	200,166	134,486
Reconciliation of segment assets to total assets
Segment Assets	341,377				227,755				341,377	227,755
Goodwill	775,403				718,736				775,403	718,736	674,396
Indefinite-Lived Intangible Assets	167,544				163,298				167,544	163,298
Definite-Lived Intangible Assets	11,818				14,012				11,818	14,012
TOTAL ASSETS	1,296,142				1,123,801				1,296,142	1,123,801
Media
Segment reporting information
Revenue									191,434	164,051	68,996
Adjusted EBITDA									(16,976)	(38,555)	(12,073)
Segment Assets	92,500				71,340				92,500	71,340
Capital expenditures									1,197	1,178	905
Reconciliation of Adjusted EBITDA to operating income (loss) for the entity's reportable segments [Abstract]
Non-Cash Compensation Expense									(633)	(770)	(427)
Depreciation									(2,124)	(1,398)	(703)
Amortization of Intangibles									(1,070)	(6,179)	(3)
Operating income									(20,803)	(46,902)	(13,206)
Reconciliation of segment assets to total assets
Segment Assets	92,500				71,340				92,500	71,340
Goodwill	8,267				8,267				8,267	8,267
Indefinite-Lived Intangible Assets	1,800				1,800				1,800	1,800
Definite-Lived Intangible Assets	944				2,020				944	2,020
TOTAL ASSETS	103,511				83,427				103,511	83,427
eCommerce
Segment reporting information
Revenue									422,066	457,182	431,483
Adjusted EBITDA									22,890	31,200	37,936
Segment Assets	41,827				61,922				41,827	61,922
Capital expenditures									8,921	8,485	10,269
Reconciliation of Adjusted EBITDA to operating income (loss) for the entity's reportable segments [Abstract]
Non-Cash Compensation Expense									29	2	(222)
Depreciation									(8,887)	(11,210)	(11,239)
Amortization of Intangibles									(14,093)	(4,669)	(3,801)
Operating income									(61)	15,323	22,674
Reconciliation of segment assets to total assets
Segment Assets	41,827				61,922				41,827	61,922
Goodwill	153,591				165,501				153,591	165,501	149,417
Indefinite-Lived Intangible Assets	11,180				16,562				11,180	16,562
Definite-Lived Intangible Assets	15,695				23,451				15,695	23,451
TOTAL ASSETS	222,293				267,436				222,293	267,436
Total Eliminations
Segment reporting information
Revenue									(853)	(317)	(737)
Corporate
Segment reporting information
Adjusted EBITDA									(60,411)	(60,119)	(55,186)
Segment Assets	1,229,205				990,594				1,229,205	990,594
Capital expenditures									27,981	6,365	2,635
Reconciliation of Adjusted EBITDA to operating income (loss) for the entity's reportable segments [Abstract]
Non-Cash Compensation Expense									(51,276)	(82,005)	(86,499)
Depreciation									(9,518)	(8,539)	(8,513)
Amortization of Intangibles
Operating income									(121,205)	(150,663)	(150,198)
Reconciliation of segment assets to total assets
Segment Assets	1,229,205				990,594				1,229,205	990,594
Goodwill
Indefinite-Lived Intangible Assets
Definite-Lived Intangible Assets
TOTAL ASSETS	$ 1,229,205				$ 990,594				$ 1,229,205	$ 990,594